PIMCO Emerging Markets Bond Portfolio Average Annual Total Returns - Administrative Class [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	0.34%	2.39%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.45%	1.74%	4.26%
Administrative
Prospectus [Line Items]
Average Annual Return, Percent	14.98%	2.44%	5.06%